Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2013	Mar. 31, 2013
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 1,003,495	¥ 920,611
Government and government agency securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 795,000	¥ 715,000